Expense Example - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Metaverse ETF - Fidelity Metaverse ETF	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493